Segmented Information (Details) - Schedule of Product Information - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	$ 1,842	$ 2,568	$ 6,356	$ 4,370
Cellular boosters and related accessories [Member]
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	778	717	1,800	1,882
Rugged devices and related accessories [Member]
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	$ 1,064	$ 1,851	$ 4,556	$ 2,488